Share-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Millions		6 Months Ended
	Mar. 22, 2019 shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2019 £ / shares	Jun. 30, 2018 USD ($)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price of option | £ / shares			£ 0.00001
Award vesting period		4 years
Maximum term of option		10 years
Weighted average grant date fair value of share options granted | $ / shares		$ 8.85
Weighted average grant date fair value of share options granted, term		10 years
Compensation cost recognized | $		$ 10.3
Unvested options outstanding		9,077,527
Total unrecognized compensation cost of stock option | $		$ 53.6
Compensation cost expected to be recognized weighted average period		2 years 10 months 24 days
Performance-based Restricted Share Units ("RSUs")
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period		1 year 4 months 24 days
Aggregate fair value of RSUs | $		$ 11.0
Compensation cost recognized | $		$ 0.6		$ 0.0
2018 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Increase in ordinary shares available for issuance	4,293,278
Shares available for grant		4,893,743
2018 ESPP
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Increase in ordinary shares available for issuance	858,656
Shares available for grant		1,645,629